Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 1,170,662	¥ 1,406,094
Financial effect of collateral and other credit enhancements	¥ 387,980	¥ 393,462